Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Additional Information - Condensed Financial Statements
25.	ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
The condensed financial statements of Sohu.com Limited have been prepared in accordance with Securities and Exchange Commission Regulation
S-X Rule 5-04
and
Rule 12-04.
The Company records its investments in subsidiaries under the equity method of accounting and the consolidated net assets of the VIEs under U.S. GAAP (ASC 810). Such investments are presented on the balance sheet as “Investment in subsidiaries,” and the income/(loss) of the subsidiaries and VIEs is presented as “Loss from subsidiaries” in the statements of comprehensive income/(loss).
The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
As of December 31, 2023 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, that have been separately disclosed in the consolidated financial statements.

CONDENSED BALANCE SHEETS
(In thousands)

	As of December 31,
	2023	2024
ASSETS
Current assets:
Cash and cash equivalents	$2,914	$4,130
Prepaid and other current assets	631	631
Intra-Group receivables due from subsidiaries	531,708	532,850

Total current assets	535,253	537,611
Investment in subsidiaries	805,454	726,968
Other non-current assets	22,036	22,036

Total assets	$1,362,743	$1,286,615

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	0	44
Accrued liabilities	1,244	1,245
Accrued salary and benefits	83	83
Tax payables	0	447
Intra-Group payables due to subsidiaries	118,742	163,443

Total current liabilities	120,069	165,262
Long-term tax liabilities	183,718	199,018

Total liabilities	303,787	364,280

Total shareholders’ equity	1,058,956	922,335

Total liabilities and shareholders’ equity	$1,362,743	$1,286,615

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
(In thousands)

	Year Ended December 31,
	2022	2023	2024
Revenues	$0	$0	$0
Cost of revenues	0	0	0

Gross profit	0	0	0

Operating expenses:
General and administrative	2,206	2,193	2,514

Operating loss	(2,206)	(2,193)	(2,514)

Loss from subsidiaries	(213)	(15,712)	(83,009)
Non-operating income/(expense)	(7,390)	376	554

Loss before income tax expense	(9,809)	(17,529)	(84,969)
Income tax expense	7,534	12,850	15,300

Net loss	(17,343)	(30,379)	(100,269)

Other comprehensive loss	(83,982)	(13,643)	(11,669)
Comprehensive loss	$(101,325)	$(44,022)	$(111,938)

CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2022	2023	2024
Cash flows from operating activities:
Net cash used in operating activities	$(10,122)	$(1,631)	$(1,469)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with intra-Group entities	7,967	3	(1,142)

Net cash provided by/(used in) investing activities	7,967	3	(1,142)
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	72,036	9,794	44,702
Repurchase of Sohu Ordinary Shares, represented by ADSs	(82,136)	(6,560)	(40,875)

Net cash provided by/(used in) financing activities	(10,100)	3,234	3,827

Net increase/(decrease) in cash, cash equivalents and restricted cash	(12,255)	1,606	1,216
Cash, cash equivalents and restricted cash at beginning of year	13,563	1,308	2,914

Cash, cash equivalents and restricted cash at end of year	$1,308	$2,914	$4,130